Operating Segments - Schedule of Operating Segments (Detail) - CAD ($) $ in Millions	3 Months Ended				6 Months Ended
	Apr. 30, 2020		Jan. 31, 2020	Apr. 30, 2019	Apr. 30, 2020		Apr. 30, 2019
Disclosure of operating segments [line items]
Net interest income	$ 4,417	[1]	$ 4,392	$ 4,193	$ 8,809	[1]	$ 8,467
Non-interest income	3,539		3,749	3,610	7,288		6,940
Total revenue	7,956		8,141	7,803	16,097		15,407
Provision for credit losses	1,846		926	873	2,772		1,561
Non-interest expenses	4,363		4,418	4,046	8,781		8,217
Provision for income taxes	423		471	625	894		1,123
Net income	1,324	[1]	2,326	2,259	3,650	[1]	4,506
Net income attributable to non-controlling interests in subsidiaries	15		39	70	54		181
Net income attributable to equity holders of the Bank	1,309		2,287	2,189	3,596		4,325
Net income attributable to equity holders of the Bank – relating to divested operations			55	166	55		329
Net income attributable to equity holders of the Bank – relating to operations other than divested operations	1,309		2,232	2,023	3,541		3,996
Average assets	1,181,000		1,118,000	1,039,000	1,147,000		1,036,000
Average liabilities	1,110,000		1,048,000	970,000	1,077,000		967,000
Operating segments [member] | Canadian banking [member]
Disclosure of operating segments [line items]
Net interest income	1,951		2,003	1,884	3,954		3,812
Non-interest income	575		704	649	1,279		1,305
Total revenue	2,526		2,707	2,533	5,233		5,117
Provision for credit losses	670		321	253	991		484
Non-interest expenses	1,220		1,233	1,172	2,453		2,359
Provision for income taxes	159		301	289	460		594
Net income	477		852	819	1,329		1,680
Net income attributable to equity holders of the Bank	477		852	819	1,329		1,680
Net income attributable to equity holders of the Bank – relating to operations other than divested operations	477		852	819	1,329		1,680
Average assets	359,000		355,000	336,000	357,000		335,000
Average liabilities	265,000		263,000	253,000	264,000		251,000
Operating segments [member] | International banking [member]
Disclosure of operating segments [line items]
Net interest income	1,907		2,005	2,090	3,912		4,135
Non-interest income	800		980	1,069	1,780		2,161
Total revenue	2,707		2,985	3,159	5,692		6,296
Provision for credit losses	1,019		580	628	1,599		1,098
Non-interest expenses	1,465		1,664	1,606	3,129		3,241
Provision for income taxes	38		159	224	197		428
Net income	185		582	701	767		1,529
Net income attributable to non-controlling interests in subsidiaries	12		64	63	76		170
Net income attributable to equity holders of the Bank	173		518	638	691		1,359
Net income attributable to equity holders of the Bank – relating to divested operations			55	156	55		315
Net income attributable to equity holders of the Bank – relating to operations other than divested operations	173		463	482	636		1,044
Average assets	205,000		203,000	200,000	204,000		198,000
Average liabilities	154,000		151,000	152,000	152,000		151,000
Operating segments [member] | Global Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	145		141	136	286		279
Non-interest income	982		1,016	982	1,998		1,937
Total revenue	1,127		1,157	1,118	2,284		2,216
Provision for credit losses	2		1	(1)	3		1
Non-interest expenses	715		737	717	1,452		1,440
Provision for income taxes	106		110	104	216		200
Net income	304		309	298	613		575
Net income attributable to non-controlling interests in subsidiaries	2		3	6	5		10
Net income attributable to equity holders of the Bank	302		306	292	608		565
Net income attributable to equity holders of the Bank – relating to divested operations				10			14
Net income attributable to equity holders of the Bank – relating to operations other than divested operations	302		306	282	608		551
Average assets	26,000		25,000	25,000	26,000		25,000
Average liabilities	39,000		35,000	32,000	37,000		31,000
Operating segments [member] | Global banking and markets [member]
Disclosure of operating segments [line items]
Net interest income	385		325	350	710		722
Non-interest income	1,075		842	801	1,917		1,504
Total revenue	1,460		1,167	1,151	2,627		2,226
Provision for credit losses	155		24	(6)	179		(22)
Non-interest expenses	616		654	594	1,270		1,239
Provision for income taxes	166		117	143	283		254
Net income	523		372	420	895		755
Net income attributable to equity holders of the Bank	523		372	420	895		755
Net income attributable to equity holders of the Bank – relating to operations other than divested operations	523		372	420	895		755
Average assets	433,000		411,000	361,000	422,000		363,000
Average liabilities	378,000		337,000	295,000	357,000		296,000
Elimination of intersegment amounts [member] | Other smaller operating segments and corporate adjustments [member]
Disclosure of operating segments [line items]
Net interest income	29		(82)	(267)	(53)		(481)
Non-interest income	107		207	109	314		33
Total revenue	136		125	(158)	261		(448)
Provision for credit losses				(1)
Non-interest expenses	347		130	(43)	477		(62)
Provision for income taxes	(46)		(216)	(135)	(262)		(353)
Net income	(165)		211	21	46		(33)
Net income attributable to non-controlling interests in subsidiaries	1		(28)	1	(27)		1
Net income attributable to equity holders of the Bank	(166)		239	20	73		(34)
Net income attributable to equity holders of the Bank – relating to operations other than divested operations	(166)		239	20	73		(34)
Average assets	158,000		124,000	117,000	138,000		115,000
Average liabilities	$ 274,000		$ 262,000	$ 238,000	$ 267,000		$ 238,000

[1]	The amounts for the period ended April 30, 2020 have been prepared in accordance with IFRS 16; prior year amounts have not been restated (refer to Notes 3 and 4).